Investment Strategy	Apr. 30, 2026
Putnam BDC Income ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests mainly in exchange-traded business development companies (“BDCs”). To qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the Securities and Exchange Commission (the “SEC”) and have elected to be regulated as a BDC under the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs are vehicles whose principal business is to invest in, lend capital to or provide services to privately-held U.S. companies or thinly traded U.S. public companies. The Investment Manager, as defined below, will seek BDC investments that contribute to stability of dividend income and return potential. In selecting investments, the Investment Manager expects to evaluate a BDC’s credit performance and risk level, potential changes in earnings and dividend levels, the impact of changes in interest rates on the BDC, and differences among BDCs in leverage and balance sheet structures. Given that the fund will invest primarily in BDCs and a significant portion of BDCs have exposure to the financials sector, a significant portion of the fund’s assets will have exposure to the financials sector.
The Investment Manager may consider, among other factors, a BDC’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends, and capital policies, as well as overall market conditions, when deciding whether to buy or sell investments.
Under normal circumstances, the fund invests at least 80% of the value of its net assets in BDCs. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders.
The fund may invest up to 20% of its assets in real estate investment trusts (“REITs”), including mortgage REITs. A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The fund will limit its investments in REITs to publicly-traded REITs listed on national securities exchanges.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund invests mainly in exchange-traded business development companies (“BDCs”). To qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the Securities and Exchange Commission (the “SEC”) and have elected to be regulated as a BDC under the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs are vehicles whose principal business is to invest in, lend capital to or provide services to privately-held U.S. companies or thinly traded U.S. public companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Investment Manager may consider, among other factors, a BDC’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends, and capital policies, as well as overall market conditions, when deciding whether to buy or sell investments.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of the value of its net assets in BDCs. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders.
Putnam Emerging Markets ex-China ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests mainly in common stocks (growth or value stocks or both) of emerging market companies of any size that the Investment Manager, as defined below, believes have favorable investment potential. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Value stocks are issued by companies that the Investment Manager believes are currently undervalued by the market. If the Investment Manager is correct and other investors ultimately recognize the value of the company, the price of its stock may rise.
Under normal circumstances, the fund invests at least 80% of the fund’s net assets in securities of emerging market companies excluding companies domiciled, or whose stock is listed for trading on an exchange, in China, as well as companies domiciled in Hong Kong. This policy is non‑fundamental and may be changed only after 60 days’ notice to shareholders. Emerging markets include countries in the MSCI Emerging Market ex‑China Index or that the Investment Manager considers to be emerging markets based on its evaluation of their level of economic development or the size and experience of their securities markets. Putnam Management invests significantly in small and mid‑size companies. In evaluating potential investments, the Investment Manager seeks high-quality companies with mispriced earnings growth that can potentially deliver excess return over the fund’s benchmark. The Investment Manager focuses on companies that it believes to have a durable competitive advantage, strong balance sheets and a potential for above-average profitability. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, including the information technology and financials sectors.
The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
The fund is “non‑diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund invests mainly in common stocks (growth or value stocks or both) of emerging market companies of any size that the Investment Manager, as defined below, believes have favorable investment potential.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of the fund’s net assets in securities of emerging market companies excluding companies domiciled, or whose stock is listed for trading on an exchange, in China, as well as companies domiciled in Hong Kong. This policy is non‑fundamental and may be changed only after 60 days’ notice to shareholders.